STEIN ROE GROWTH INVESTOR FUND, CLASS S
                     A CLASS OF LIBERTY GROWTH INVESTOR FUND


                       Semiannual Report o March 31, 2002




[LOGO: STEIN ROE MUTUAL FUNDS]

CONTENTS



From the President                                              1

Performance Summary                                             3

Portfolio Managers' Report                                      4

Investment Portfolio                                            8

Financial Statements                                           12

Notes to Financial Statements                                  20

Financial Highlights                                           28

Transfer Agent                                                 33



For monthly performance updates on all Stein Roe funds, please visit steinroe.com. Must be preceded or accompanied by a prospectus.

FROM THE PRESIDENT


[PHOTO OF: Keith T. Banks]

Dear Shareholder,

     We are happy to report that prospects for the economy and the stock market brightened significantly over the six-month reporting period that ended on March 31, 2002. Although economists determined during that time that a recession had been underway since the first quarter of 2001, signs emerged during the six-month period that signaled the downturn may be nearing an end.

     Corporate earnings were bolstered over the period by exceptional strength in consumer spending, which helped the US gross domestic product increase at an annual rate of 1.7% in the fourth quarter of 2001. This was the strongest gain in a year and a sharp improvement over the 1.3% decline for the third quarter.

     The outlook was further strengthened by cuts in the closely watched federal funds rate that totaled 1.25 percentage points during the fourth quarter of 2001 and 4.75 percentage points for 2001 as a whole. Lower taxes, a tax rebate, and falling energy prices also improved the prospect for earnings.

     In this environment, prices for large-cap stocks, as represented by the Standard & Poor's 500 Index, posted a total return of 10.99% for the six months ended March 31, 2002. Stocks of small- and mid-sized firms - as represented in the Standard & Poor's SmallCap 600 Index and the Standard & Poor's MidCap 400 Index - earned total returns of 29.11% and 25.90%, respectively, over the same time.

     By the end of the reporting period, the Standard & Poor's 500 Index had earned a total return of about 6% since September 10 - the day before the terrorist attacks. This rebound in stock prices underscores the short-term nature of this market downturn and the importance of sticking with a long-term investment strategy. Investors who sat on the sidelines during the last six months missed out on the market's recovery.

     During the reporting period, portfolio managers Dave Brady and Erik Gustafson continued to emphasize stocks of what they believe to be high-quality companies with above-average earnings potential. In the commentary that follows, they explain how they adjusted the fund's holdings to make the most of the improving economic outlook. Should you have questions about this report or any of the Stein Roe funds, please contact a shareholder services representative at 800-338-2550, or visit us online at steinroe.com.

     Sincerely,

     /s/ Keith T. Banks

     Keith T. Banks
     President
     Stein Roe Mutual Funds


Economic and market conditions frequently change. There can be no assurance that the trends described in this report will continue or commence.

PERFORMANCE SUMMARY


Average annual total return (%)
Period ended March 31, 2002
                                 6-month
                              (cumulative)   1-year     5-year     Life*
--------------------------------------------------------------------------------
Stein Roe Growth
Investor Fund                     14.25       -9.46      7.43      13.68
--------------------------------------------------------------------------------
S&P 500 Index                     10.99       0.24       10.18     14.55
--------------------------------------------------------------------------------
Lipper Large Cap
Core Fund Category                10.32       -1.86      7.99      11.68
--------------------------------------------------------------------------------

* Lipper Category and index is from 4/30/94
 Fund Performance is from 4/29/94

Stein Roe Growth Investor Fund commenced operations on 3/31/1999. The fund is a feeder fund in a master/feeder structure and invests all of its assets in SR&F Growth Investor Portfolio, which has the same investment objective and policies as the fund. The fund's historical performance for all periods prior to 3/31/1999 is the performance of STEIN ROE YOUNG INVESTOR FUND, a separate feeder fund of the SR&F Growth Investor Portfolio, which commenced operations on April 29, 1994. Performance for Young Investor Fund is not restated for any difference in expenses between the fund and Young Investor Fund. Performance after 3/31/1999 is the performance of Growth Investor Fund.

INVESTMENT COMPARISONS
Value of a $10,000 Investment, April 29, 1994 to March 31, 2002

[LINE CHART DATA]:

                                   Stein Roe
                                    Growth
                  S&P 500          Investor
                   Index             Fund
4/94              10000             10000
                  10163             10040
                   9914              9700
                  10239              9860
                  10658             10299
                  10398             10240
                  10631             10660
                  10244             10450
                  10395             10738
                  10665             10779
                  11080             11031
3/95              11406             11414
                  11742             11545
                  12210             11737
                  12494             12724
                  12907             13490
                  12939             13661
                  13485             14396
                  13437             14104
                  14025             14909
                  14296             15010
                  14782             15597
                  14920             15806
3/96              15063             16465
                  15284             17575
                  15677             18422
                  15737             18778
                  15041             17533
                  15358             18318
                  16222             19511
                  16669             19782
                  17928             20558
                  17573             20278
                  18669             21221
                  18817             20669
3/97              18045             19293
                  19121             20159
                  20289             21719
                  21192             22759
                  22877             24341
                  21596             23506
                  22777             24656
                  22016             23941
                  23036             24537
                  23432             25607
                  23690             25760
                  25398             27826
3/98              26698             28903
                  26970             29233
                  26506             28233
                  27583             29848
                  27290             28869
                  23347             23514
                  24843             24932
                  26861             26647
                  28488             28219
                  30129             30124
                  31389             31522
                  30412             30406
3/99              31629             32783
                  32853             33669
                  32078             32554
                  33852             34127
                  32799             32325
                  32635             31701
                  31741             30978
                  33750             33503
                  34435             35600
                  36460             39666
                  34629             38781
                  33975             41864
3/00              37298             43078
                  36175             39602
                  35433             35962
                  36305             39274
                  35739             38257
                  37958             42060
                  35954             40092
                  35803             38781
                  32982             33894
                  33143             35074
                  34320             36810
                  31193             33041
3/01              29219             30483
                  31486             33400
                  31697             33203
                  30927             31958
                  30624             29894
                  28710             27861
                  26393             24158
                  26897             24977
                  28960             27240
                  29215             27502
                  28788             26748
                  28233             26061
3/02              29294             27610



MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT STEINROE.COM FOR MONTHLY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell your shares. The above illustration assumes a $10,000 investment made on April 29, 1994 (4/30/94 for S&P 500 Index) and reinvestment of income and capital gains distributions. The S&P 500 Index is an unmanaged group of large-cap stocks that differs from the composition of the fund; it is not available for direct investment.

Lipper Inc., a monitor of mutual fund performance and the source of the above category averages, reclassified the Stein Roe fund shown above into a new peer group as of 3/31/02. For the one-year period shown the fund ranked 781 out of 813 in the Lipper Large Cap Core Fund Category. Large-Cap Core funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-Cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-price earnings ratio, price-to-book ratio, and the three-year sales-per share growth value, compared to the S&P 500 Index.

Stein Roe Growth Investor Fund commenced operations on 3/31/1999. The fund is a feeder fund in a master/feeder structure and invests all of its assets in SR&F Growth Investor Portfolio, which has the same investment objective and policies as the fund. The fund's historical performance for all periods prior to 3/31/1999 is the performance of STEIN ROE YOUNG INVESTOR FUND, a separate feeder fund of the SR&F Growth Investor Portfolio, which commenced operations on April 29, 1994. Performance for Young Investor Fund is not restated for any difference in expenses between the fund and Young Investor Fund. Performance after 3/31/1999 is the performance of Growth Investor Fund.

PORTFOLIO MANAGERS' REPORT


                                 Fund Commentary


COMMENTARY FROM DAVID P. BRADY
AND ERIK GUSTAFSON,
PORTFOLIO MANAGERS OF
STEIN ROE GROWTH INVESTOR FUND

     As economic and market conditions improved over the past six months, the high-quality, well-diversified investment portfolio of Stein Roe Growth Investor Fund performed especially well. For the six months ended March 31, 2002, the Class S shares had a total return of 14.25%, versus a return of 10.99% for the Standard & Poor's 500 Index over the same time. Of particular help was the fund's emphasis on companies that we believed were most likely to benefit from an economic recovery.

HELP FROM CONSUMER, FINANCIAL, AND TECHNOLOGY STOCKS

     We had positioned the fund for a recovery before the reporting period began. As signs of a recovery mounted during the period, the fund gained from an overweighted position in the strongly performing consumer discretionary sector. Many of our consumer holdings - including Mattel,1 Hispanic Broadcasting, and Viacom - outpaced the sector as a whole.


--------------------------------------------------------------------------------
[text inset]:

Investment Objective and Strategy

The Fund invests all of its assets in SR&F Growth Investor Portfolio (Portfolio) as part of a master fund/feeder fund structure. Under normal market conditions, the Portfolio invests at least 65% of its assets in common stocks of companies that the Portfolio's investment advisor believes have long-term growth potential. The Portfolio's investments are diversified among various industries and market sectors. These companies may include, but are not limited to, computer hardware or software manufacturers, internet service providers and companies in the apparel, entertainment, retail, financial services and personal care products industries. The Portfolio may invest in companies of any size, including smaller emerging companies. The Portfolio may invest up to 25% of its assets in foreign stocks.

Fund Inception:

March 31, 1999

Net Assets:

$29.4 million
--------------------------------------------------------------------------------


     A slight overweighting in financial stocks and outperformances by holdings such as Citigroup and Goldman Sachs also boosted returns. Of further help were strong absolute and relative returns by health care stocks such as Wyeth (formerly American Home Products) and Johnson & Johnson and by technology stocks like Maxim Integrated Products and VERITAS Software. These positives helped offset disappointing returns in the utilities sector, which were due largely to the collapse of Enron Corporation.

ADDITIONS TIED TO ECONOMIC REBOUND

     We continued to add shares that could benefit from a recovery throughout the reporting period. This included stocks of mid-sized firms whose prices were especially attractive, such as Southwest Airlines and USA Education (formerly Sallie Mae).
     Beaten down by a decline in air travel following the terrorist attacks of September 11, shares of Southwest Airlines should enjoy added benefit as the economy rebounds and air travel increases. With its low fares and broad range of short, non-stop flights, we expect the company to continue drawing market share from other airlines. We are also impressed by the quality of Southwest's management and the large amount of cash the company can tap for future growth.


--------------------------------------------------------------------------------
[text inset]:

Top 10 Equity HoldingS (% of net assets)

Johnson & Johnson                     5.2
Citigroup                             4.0
Walgreen                              3.9
Microsoft                             3.4
Mattel                                3.4
Wyeth                                 3.3
Safeway                               3.2
Kinder Morgan                         3.2
Wells Fargo                           3.0
Household International               2.9

Holdings are calculated as a percentage of net assets in SR&F Growth Investor Portfolio. Since the portfolio is actively managed, there can be no guarantee the portfolio will continue to maintain these holdings in the future.
--------------------------------------------------------------------------------


     We were attracted to USA Education, which funds and services college loans, due to the value we saw in its share price versus the company's long-term growth potential. Earnings for the firm have improved strongly in the last five years and accelerated in recent months. Over time, the company should continue to benefit from favorable demographics that suggest a growing need among students for financial aid.
      Other purchases we made in the mid-cap area include Fiserv, which provides information-management technology for financial firms; Tiffany & Co., which should benefit as investors shift from low-end retail firms that have become overpriced into high-end retailers; and Providian Financial, a credit card firm. In the large-cap sector, we eliminated the fund's position in Apple Computer, Qwest Communications, Level 3 Communications, and Comverse Technology. We replaced these shares with stocks of Dell Computer and BellSouth
 - companies that we believe have greater long-term growth potential.

We also partially sold financial shares such as MBNA. We believe the recent signs of economic recovery suggest that interest rates may soon start to rise, which typically curbs the earnings of financial firms.

NEW OPPORTUNITIES AS RECOVERY PROGRESSES

     In months to come, we expect to continue emphasizing firms that we believe can make the most of a recovery. We plan to give added attention to sectors whose earnings are most likely to benefit from the middle stages of a rebound, such as consumer cyclicals and industrials. Going forward, we intend to continue emphasizing a well-diversified portfolio of what we believe to be high-quality companies whose share prices are attractive versus their long-term growth potential and add shares of small and mid-sized firms as we find investment opportunities in those sectors.


--------------------------------------------------------------------------------
[text inset]:

Equity Portfolio Highlights as of 3/31/02

                          Portfolio    S&P 500 Index

Number of holdings           54             500

Dollar Weighted
   Median Market
   Capitalization ($mil)    29,138        55,512
--------------------------------------------------------------------------------


 MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT STEINROE.COM FOR MONTHLY PERFORMANCE UPDATES.

 An investment in the fund offers significant long-term growth potential but also involves certain risks, including more volatility than the stock market in general. The fund may be affected by stock market fluctuations that occur in response to economic and business developments. Lipper Inc., a widely respected data provider in the industry calculates an average total return for mutual funds with similar investment objectives to those of the fund. Past performance cannot predict future results. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. Share price and investment returns will vary, so you may have a gain or loss when you sell your shares. Portfolio holdings are as of 3/31/02 and are subject to change.

1Holdings named in this report are calculated as a percentage of net assets in the SR&F Growth Investor Portfolio. Holdings comprised the following percentages of fund net assets as of March 31, 2002: Citigroup (4.0%), Goldman Sachs (2.7%), Wyeth (3.3%), Johnson & Johnson (5.2%), Maxim Integrated Products (2.2%), VERITAS Software (1.0%), Southwest Airlines (1.1%), USA Education (0.8%), Fiserv (0.9%), Tiffany & Co. (0.7%), Providian Financial (0.4%), Dell Computer (0.8%), BellSouth (0.7%). Since the fund is actively managed there can be no guarantee that the fund will continue to maintain the same portfolio holdings in the future.

Portfolio Asset Allocation

March 31, 2002


[PIE CHART DATA]:

Cash, Equivalents & Other   5.0
Equities                   95.0


Economic Sector Breakdown as of 3/31/02

    Equity Portfolio
    (% of net assets)


[BAR CHART DATA]:

Financials                          21.4
Consumer discretionary              20.6
Information technology              15.9
Health care                         12.5
Consumer Staples                     7.1


Sector breakdowns are calculated as a percentage of the net assets in SR&F Growth Investor Portfolio. Because the Portfolio is actively managed, there can be no guarantee the Portfolio will continue to maintain this breakdown in the future.

SR&F GROWTH INVESTOR PORTFOLIO


Investment Portfolio

March 31, 2002 (Unaudited)


Common Stocks - 95.0%                                   Shares       Value

CONSUMER DISCRETIONARY - 20.6%
   Automobiles & Components - 1.2%
   Auto Parts & Equipment - 1.2%
   Gentex Corp. (a).........................        400,000   $ 11,852,000
                                                              -------------

   Consumer Durables & Apparel - 3.4%
   Leisure Products - 3.4%
   Mattel, Inc. ............................      1,600,000     33,344,000
                                                              -------------

   Hotels, Restaurants & Leisure - 3.0%
   Leisure Facilities - 0.8%
   Cedar Fair, L.P. ........................        315,000      7,487,550
                                                              -------------

   Restaurants - 2.2%
   McDonald's Corp. ........................        800,000     22,200,000
                                                              -------------

   Media - 10.1%
   Broadcasting & Cable - 5.4%
   EchoStar Communications Corp.,
     Class A (a)...........................         200,000      5,664,000
   Hispanic Broadcasting Corp. (a)..........        900,000     26,208,000
   Liberty Media Corp. Class A (a)..........      1,700,000     21,488,000
                                                              -------------
                                                                53,360,000
                                                              -------------
   Movies & Entertainment - 4.7%
   AOL Time Warner, Inc. (a)................        600,000     14,190,000
   The Walt Disney Co. .....................        600,000     13,848,000
   Viacom, Inc., Class B (a)................        400,000     19,348,000
                                                              -------------
                                                                47,386,000
                                                              -------------
   Retailing - 2.9%
   Apparel Retail - 1.1%
   The Gap, Inc. ...........................        750,000     11,280,000
                                                              -------------

   Department Stores - 1.1%
   Kohl's Corp. (a).........................        150,000     10,672,500
                                                              -------------

   Specialty Stores - 0.7%
   Tiffany & Co. ...........................        200,000      7,110,000
                                                              -------------




See notes to Investment Portfolio.

                                                     Shares          Value

CONSUMER STAPLES - 7.1%
   Food & Drug Retailing - 7.1%
   Drug Retail - 3.9%
   Walgreen Co. ............................      1,000,000   $ 39,190,000
                                                              -------------

   Food Retail - 3.2%
   Safeway, Inc. (a)........................        700,000     31,514,000
                                                              -------------

ENERGY - 1.6%
   Oil & Gas Drilling - 1.6%
   GlobalSantaFe Corp. .....................        500,000     16,350,000
                                                              -------------

FINANCIALS - 21.4%
   Banks - 4.8%
   Texas Regional Bancshares, Inc., Class A.        412,500     18,009,750
   Wells Fargo & Co.........................        600,000     29,640,000
                                                              -------------
                                                                47,649,750
                                                              -------------
   Diversified Financials - 15.0%
   Consumer Finance - 5.2%
   Household International, Inc.............        500,000     28,400,000
   MBNA Corp. ..............................        500,000     19,285,000
   Providian Financial Corp. ...............        500,000      3,775,000
                                                              -------------
                                                                51,460,000
                                                              -------------
   Diversified Financial Services - 7.5%
   Citigroup, Inc. .........................        800,000     39,616,000
   The Goldman Sachs Group, Inc.............        300,000     27,075,000
   USA Education, Inc. .....................         80,000      7,824,000
                                                              -------------
                                                                74,515,000
                                                              -------------
   Multi-Sector Holdings - 2.3%
   S&P 500 Depositary Receipt ..............        200,000     22,904,000
                                                              -------------

   Insurance - 1.6%
   Life & Health Insurance - 1.6%
   AFLAC, Inc...............................        550,000     16,225,000
                                                              -------------

HEALTH CARE - 12.5%
   Health Care Equipment & Services - 2.1%
   Health Care Equipment - 2.1%
   Baxter International, Inc................        350,000     20,832,000
                                                              -------------

   Pharmaceuticals & Biotechnology - 10.4%
   Biotechnology - 1.9%
   Genentech, Inc. (a)......................        375,000     18,918,750
                                                              -------------

   Pharmaceuticals - 8.5%
   Johnson & Johnson........................        800,000     51,960,000
   Wyeth....................................        500,000     32,825,000
                                                              -------------
                                                                84,785,000
                                                              -------------



See notes to Investment Portfolio.

                                                     Shares          Value

INDUSTRIALS - 6.4%
   Capital Goods - 2.6%
   Industrial Conglomerates - 2.6%
   General Electric Co......................        700,000   $ 26,215,000
                                                              -------------

   Commercial Services & Supplies - 2.7%
   Data Processing Services - 2.4%
   Fiserv, Inc. (a).........................        200,000      9,198,000
   Paychex, Inc. ...........................        375,000     14,887,500
                                                              -------------
                                                                24,085,500
                                                              -------------
   Diversified Commercial Services - 0.3%
   Exult, Inc. (a)..........................        292,500      3,191,175
                                                              -------------

   Transportation - 1.1%
   Airline - 1.1%
   Southwest Airlines Co. ..................        550,000     10,642,500
                                                              -------------

INFORMATION TECHNOLOGY - 15.9%
   Software & Services - 8.4%
   Application Software - 4.0%
   BEA Systems, Inc. (a)....................        500,000      6,855,000
   Intuit, Inc. (a).........................        550,000     21,098,000
   Rational Software Corp. (a)..............        750,000     11,872,500
                                                              -------------
                                                                39,825,500
                                                              -------------
   Systems Software - 4.4%
   Microsoft Corp. (a)......................        560,000     33,773,600
   VERITAS Software Corp. (a)...............        225,000      9,861,750
                                                              -------------
                                                                43,635,350
                                                              -------------
   Technology Hardware & Equipment - 7.5%
   Computer Hardware - 0.8%
   Dell Computer Corp. (a)..................        300,000      7,833,000
                                                              -------------

   Computer Storage & Peripherals - 1.4%
   EMC Corp. ...............................        350,000      4,172,000
   Network Appliance, Inc. (a)..............        500,000     10,190,000
                                                              -------------
                                                                14,362,000
                                                              -------------
   Networking Equipment - 1.3%
   Cisco Systems, Inc. (a)..................        750,000     12,697,500
                                                              -------------

   Semiconductors - 2.2%
   Maxim Integrated Products, Inc. (a)......        385,000     21,448,350
                                                              -------------

   Telecommunications Equipment - 1.8%
   Corning, Inc. ...........................        400,000      3,048,000
   Nokia Oyj, ADR ..........................        500,000     10,370,000
   Scientific-Atlanta, Inc. ................        200,000      4,620,000
                                                              -------------
                                                                18,038,000
                                                              -------------



See notes to Investment Portfolio.

                                                     Shares          Value

MATERIALS - 3.9%
   Chemicals - 1.6%
   Specialty Chemicals - 1.6%
   Minerals Technologies, Inc. .............        300,000   $ 15,741,000
                                                              -------------

   Metals & Mining - 2.3%
   Aluminum - 2.3%
   Alcoa, Inc. .............................        600,000     22,644,000
                                                              -------------

TELECOMMUNICATION SERVICES - 0.7%
   Diversified Telecommunication
   Services - 0.7%
   Integrated Telecommunications
   Services - 0.7%
   BellSouth Corp. .........................        200,000      7,372,000
                                                              -------------

UTILITIES - 4.9%
   Electric Utilities - 1.7%
   Calpine Corp. (a)........................        620,000      7,874,000
   Duke Energy Corp.........................        250,000      9,450,000
                                                              -------------
                                                                17,324,000
                                                              -------------
   Gas Utilities - 3.2%
   Kinder Morgan, Inc. .....................        650,000     31,479,500
                                                              -------------

TOTAL COMMON STOCKS
   (cost of $822,900,971)...................                   945,569,925
                                                              -------------

Short-Term Obligations - 5.2%                           Par
   Commercial Paper - 5.2%
   Amsteel Funding, 1.880% (b) 04/01/02.....    $ 9,000,000      9,000,000
   UBS Financial, 1.850% (b) 04/01/02.......     42,375,000     42,375,000
                                                              -------------

TOTAL SHORT-TERM OBLIGATIONS
   (cost of $51,375,000)....................                    51,375,000
                                                              -------------

TOTAL INVESTMENTS - 100.2%
   (cost of $874,275,971)(c)................                   996,944,925
                                                              -------------

Other Assets & Liabilities, Net - (0.2)% ...                    (1,967,084)
                                                              -------------

Net Assets - 100.0% ........................                  $994,977,841
                                                              =============

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) Non-income producing.
(b) Rate represents yield at time of purchase.
(c) Cost for both financial statement and federal income tax purposes is the same.

        Acronym              Name
       ---------    -----------------------
          ADR     American Depositary Receipt



See notes to financial statements.

SR&F GROWTH INVESTOR PORTFOLIO



Statement of Assets and Liabilities

March 31, 2002 (Unaudited)

Assets:
Investments, at cost.......................................   $874,275,971
                                                             -------------
Investments, at value......................................   $996,944,925
Cash.......................................................          3,254
Receivable for:
   Investments sold........................................      1,705,575
   Dividends...............................................        549,779
Deferred Trustees' compensation plan.......................            324
Other assets...............................................            697
                                                             -------------
     Total Assets..........................................    999,204,554
                                                             -------------


Liabilities:
Payable for:
   Investments purchased...................................      3,731,460
   Management fee..........................................        492,221
   Transfer agent fee......................................            496
   Bookkeeping fee.........................................            911
   Trustees' fee...........................................          1,011
Deferred Trustees' fee.....................................            324
Other liabilities..........................................            290
                                                             -------------
     Total Liabilities.....................................      4,226,713
                                                             -------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTEREST....   $994,977,841
                                                             =============



See notes to financial statements.

Statement of Operations
For the Six Months Ended March 31, 2002 (Unaudited)

Investment Income:
Dividends.................................................    $  3,875,684
Interest..................................................         402,589
                                                              ------------
   Total Investment Income ...............................       4,278,273
                                                              ------------

Expenses:
Management fee............................................       2,789,295
Bookkeeping fee...........................................           5,060
Transfer agent fee........................................           2,988
Trustees' fee.............................................           3,280
Other expenses...........................................           46,820
                                                              ------------
   Total Expenses.........................................       2,847,443
Custody earnings credits..................................            (623)
                                                              ------------
   Net Expenses...........................................       2,846,820
                                                              ------------
   Net Investment Income..................................       1,431,453
                                                              ------------

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments..........................     (96,834,415)
Net change in unrealized appreciation/depreciation
   on investments.........................................     222,751,890
                                                              ------------
   Net Gain ..............................................     125,917,475
                                                              ------------
   Net Increase in Net Assets from Operations.............    $127,348,928
                                                              ------------



See notes to financial statements.

Statement of Changes in Net Assets

                                               (UNAUDITED)
                                                SIX MONTHS
                                                     ENDED      YEAR ENDED
                                                 MARCH 31,   SEPTEMBER 30,
Increase (Decrease) in Net Assets:                    2002            2001
                                           -------------------------------
Operations:
Net investment income .....................   $  1,431,453    $  3,314,702
Net realized loss on investments...........    (96,834,415)    (48,061,846)
Net change in unrealized appreciation/
   depreciation on investments.............    222,751,890    (530,065,309)
                                           --------------------------------
   Net Increase (Decrease) from
   Operations..............................    127,348,928    (574,812,453)
                                           --------------------------------

Transactions in Investors'
Beneficial Interest:
   Contributions...........................     25,946,662     333,075,715
   Withdrawals.............................    (39,134,898)   (322,689,672)
                                           --------------------------------
Net Increase (Decrease) from Transactions
   in Investors' Beneficial Interest.......    (13,188,236)     10,386,043
                                           --------------------------------
Total Increase (Decrease) in Net Assets....    114,160,692    (564,426,410)

Net Assets:
Beginning of period........................    880,817,149   1,445,243,559
                                           --------------------------------
End of period.............................. $  994,977,841  $  880,817,149
                                           ================================




See notes to financial statements.

STEIN ROE GROWTH INVESTOR FUND


Statement of Assets and Liabilities
March 31, 2002 (Unaudited)

Assets:
Investments in Portfolio, at value......................... $ 29,207,710
Receivable for:
   Fund shares sold........................................      290,282
   Expense reimbursement due from Advisor..................       16,290
Deferred Trustees' compensation plan.......................          415
Other assets...............................................       27,603
                                                            ------------
     Total Assets..........................................   29,542,300
                                                            ------------

Liabilities:
Payable for:
   Fund shares repurchased.................................      124,178
   Administration fee......................................        3,704
   Transfer agent fee......................................        5,296
   Bookkeeping fee.........................................          362
   Trustees' fee...........................................          834
Deferred Trustees' fee.....................................          415
Other liabilities..........................................        8,248
                                                            ------------
     Total Liabilities.....................................      143,037
                                                            ------------
Net Assets................................................. $ 29,399,263
                                                            ============
Composition of Net Assets:
Paid-in capital............................................ $ 39,438,773
Accumulated net investment loss allocated from Portfolio...      (98,560)
Accumulated net realized loss allocated from Portfolio.....  (13,282,491)
Net unrealized appreciation allocated from Portfolio.......    3,341,541
                                                            ------------
Net Assets................................................. $ 29,399,263
                                                            ============
Liberty Growth Investor Fund:
Class A:
Net assets................................................. $  3,389,021
Shares outstanding.........................................      404,884
                                                            ------------
Net asset value and redemption price per share............. $       8.37(a)
                                                            ============
Maximum offering price per share
   ($8.37/0.9425).......................................... $       8.88(b)
                                                            ============
Class B:
Net assets................................................. $ 12,336,798
Shares outstanding.........................................    1,499,395
                                                           -------------
Net asset value, offering and redemption price per share... $       8.23(a)
                                                            ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.



See notes to financial statements.

March 31, 2002 (Unaudited)

Class C:
Net assets.................................................  $   815,072
Shares outstanding.........................................       99,045
                                                             -----------
Net asset value, offering and redemption price per share...  $      8.23(a)
                                                             ===========
Class Z:
Net assets.................................................  $       775
Shares outstanding.........................................           92
                                                             -----------
Net asset value, offering and redemption price per share...  $      8.42
                                                             ===========

Stein Roe Growth Investor Fund:
Class S:
Net assets.................................................  $12,857,597
Shares outstanding.........................................    1,526,649
                                                             -----------
Net asset value, offering and redemption price per share...  $      8.42
                                                             ===========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.



See notes to financial statements.

Statement of Operations
For the Six Months Ended March 31, 2002 (Unaudited)

Investment Income:
Dividends allocated from Portfolio.........................  $   113,335
Interest allocated from Portfolio..........................       11,794
                                                             -----------
   Total Investment Income.................................      125,129
                                                             -----------
Expenses:
Expenses allocated from Portfolio..........................       83,355
Administration fee.........................................       21,285
Distribution fee:
   Class A.................................................        1,556
   Class B.................................................       44,106
   Class C.................................................        3,092
Service fee:
   Class A.................................................        3,880
   Class B.................................................       14,702
   Class C.................................................        1,031
Bookkeeping fee............................................        2,615
Transfer agent fee.........................................       31,778
Trustees' fee..............................................        3,489
Reports to shareholders....................................       22,810
Registration fee...........................................       24,277
Other expenses.............................................       12,645
                                                             -----------
   Total Expenses..........................................      270,621

Fees and expenses waived or reimbursed by Advisor..........      (46,152)
Fees waived by Distributor - Class A.......................         (780)
                                                             -----------
   Net Expenses............................................      223,689
                                                             -----------
   Net Investment Loss.....................................      (98,560)
                                                             -----------

Net Realized and Unrealized Gain
(Loss) on Investments Allocated from Portfolio:
Net realized loss on investments allocated from Portfolio..   (3,787,884)
Net change in unrealized appreciation/depreciation
   on investments allocated from Portfolio.................    7,438,978
                                                             -----------
Net Gain ..................................................    3,651,094
                                                             -----------
Net Increase in Net Assets from Operations.................  $ 3,552,534
                                                             -----------



See notes to financial statements.

Statement of Changes in Net Assets

                                             (UNAUDITED)
                                              SIX MONTHS
                                                   ENDED      YEAR ENDED
                                               MARCH 31,   SEPTEMBER 30,
Increase (Decrease) in Net Assets:                  2002            2001
                                        --------------------------------
Operations:
Net investment loss.....................   $     (98,560)  $    (234,498)
Net realized loss on investments
   allocated from Portfolio.............      (3,787,884)     (7,759,908)
Net change in unrealized appreciation/
   depreciation on investments
   allocated from Portfolio.............        7,438,978     (8,696,982)
                                           -------------   -------------
   Net Increase (Decrease) from
     Operations.........................        3,552,534    (16,691,388)
                                           -------------   -------------
Share Transactions:
Class A:
   Subscriptions........................         761,432       1,564,965
   Redemptions..........................        (533,259)     (1,227,187)
                                           -------------   -------------
     Net Increase.......................         228,173         337,778
                                           -------------   -------------

Class B:
   Subscriptions........................       3,124,468       5,714,244
   Redemptions..........................      (2,634,961)     (3,292,150)
                                           -------------   -------------
     Net Increase.......................         489,507       2,422,094
                                           -------------   -------------

Class C:
   Subscriptions........................         209,173         540,148
   Redemptions..........................        (171,001)       (151,579)
                                           -------------   -------------
     Net Increase.......................          38,172         388,569
                                           -------------   -------------

Class Z:
   Subscriptions........................              --             --
   Redemptions..........................              --             --
                                           -------------   -------------
     Net Increase (Decrease)............              --             --
                                           -------------   -------------

Class S:
   Subscriptions........................         992,991       3,657,511
   Redemptions..........................      (1,636,833)     (4,012,386)
                                           -------------   -------------
     Net Decrease.......................        (643,842)       (354,875)
                                           -------------   -------------
Net Increase from Share Transactions....         112,010       2,793,566
                                           -------------   -------------
Total Increase (Decrease) in Net Assets.       3,664,544     (13,897,822)

Net Assets:
Beginning of period.....................      25,734,719      39,632,541
                                           -------------   -------------
End of period...........................   $  29,399,263   $  25,734,719
                                           =============   =============



See notes to financial statements.

                                             (UNAUDITED)
                                              SIX MONTHS
                                                   ENDED      YEAR ENDED
                                               MARCH 31,   SEPTEMBER 30,
Changes in Shares:                                  2002            2001
                                        --------------------------------
Class A:
   Subscriptions........................          92,855         157,981
   Redemptions..........................         (65,698)       (123,759)
                                           -------------   -------------
     Net Increase.......................          27,157          34,222
                                           -------------   -------------

Class B:
   Subscriptions........................         383,834         571,113
   Redemptions..........................        (327,971)       (341,530)
                                           -------------   -------------
     Net Increase.......................          55,863         229,583
                                           -------------   -------------

Class C:
   Subscriptions........................          26,425          52,507
   Redemptions..........................         (21,299)        (16,204)
                                           -------------   -------------
     Net Increase.......................           5,126          36,303
                                           -------------   -------------

Class Z:
   Subscriptions........................              --             --
   Redemptions..........................              --             --
                                           -------------   -------------
     Net Increase (Decrease)............              --             --
                                           -------------   -------------

Class S:
   Subscriptions........................         121,823         352,793
   Redemptions..........................        (200,803)       (381,193)
                                           -------------   -------------
     Net Decrease.......................         (78,980)        (28,400)
                                           -------------   -------------



See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS


Notes to Financial Statements
March 31, 2002 (Unaudited)




Note 1. Accounting Policies
ORGANIZATION:

     Stein Roe Growth Investor Fund - Class S and Liberty Growth Investor Fund - Class A, B, C and Z are the collective series of shares of Liberty Growth Investor Fund (the "Fund") a series of Liberty-Stein Roe Funds Investment Trust (the "Trust"), an open-end management investment company, which is registered under the Investment Company Act of 1940, and is organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F Growth Investor Portfolio (the "Portfolio"), which seeks to achieve long-term growth by investing primarily in common stocks and other equity-type securities that are believed to have long-term growth potential. The Fund may issue an unlimited number of shares. The Fund offers five classes of shares: Class A, Class B, Class C, Class Z and Class S. This report is intended for the shareholders of Stein Roe Growth Investor Fund - Class S Shares. Effective October 31, 1999, Class S shares closed to new investors. Each share class has its own sales charge and expense structure, please refer to the Liberty Growth Investor Fund's prospectus for more information on Class A, Class B, Class C and Class Z shares. The financial highlights for Class A, Class B, Class C and Class Z are presented in a separate semi-annual report.
     The Portfolio is a series of SR&F Base Trust, which is registered under the Investment Company Act of 1940, and is organized as a Massachusetts common law trust under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 3, 1997. The Portfolio allocates income, expenses, realized and unrealized gains (losses) to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At March 31, 2002, the Fund owned 2.9% of the Portfolio.
     The financial statements for the Portfolio are included elsewhere in this report. The Fund records daily its proportionate share of the

Portfolio's income, expenses, and realized and unrealized gains (losses). In addition, the Fund accrues its own expenses.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses for the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund and the Portfolio in the preparation of the financial statements.

SECURITY VALUATION AND TRANSACTIONS:

     Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid price.
     Short-term obligations with a maturity of 60 days or less are valued at amortized cost.
     Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Board of Trustees.
     Security transactions are accounted for on the date the securities are purchased, sold or mature.
     Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

     All income, expenses (other than 12b-1 service fees, distribution fees and class-specific transfer agent fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.
     The per share data was calculated using the average shares outstanding during the period.

FEDERAL INCOME TAXES:

     No provision is made for federal income taxes since (a) the Fund intends to continue to qualify as a "regulated investment company" and makes distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.
     The Fund intends to utilize provisions of the federal income tax law, which allow the Fund to carry a realized capital loss forward up to eight years following the year of the loss, and offset such losses against any future realized gains.
     At September 30, 2001, capital loss carryforwards available (to the extent provided in regulations) offset future realized gains were as follows:

                          Year of             Capital Loss
                        Expiration            Carryforwards

                           2008                $ 1,272,586
                           2009                    273,885
                                               -----------
                                               $ 1,546,471
                                               -----------

     Additionally, $7,932,322 of net capital losses, attributable to security transactions occurring after October 31, 2000, are treated as arising on October 1, 2001, the first day of the Fund's current taxable year.

DISTRIBUTIONS TO SHAREHOLDERS:

     Distributions to shareholders are recorded on the ex-date.
     The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER:

     Interest income is recorded on the accrual basis. Corporate actions and dividends are recorded on the ex-date.

Note 2. Fees and Compensation Paid to Affiliates

MANAGEMENT FEE:

     Stein Roe & Farnham Incorporated (the "Advisor"), is the investment Advisor of the Portfolio and receives a monthly fee as follows:
AVERAGE DAILY NET ASSETS             ANNUAL FEE RATE
----------------------------------------------------
   First $500 million                     0.60%
   Next $500 million                      0.55%
   Over $1 billion                        0.50%

     On November 1, 2001, Liberty Financial Companies, Inc., a former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to a subsidiary of FleetBoston Financial Corporation. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Portfolio. The Portfolio had obtained approval of a new investment advisory contract by the Portfolio's Board of Trustees and shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

ADMINISTRATION FEE:

     The Advisor also provides accounting and other services to the Fund for a monthly fee paid by the Fund as follows:
AVERAGE DAILY NET ASSETS             ANNUAL FEE RATE
----------------------------------------------------
   First $500 million                     0.150%
   Next $500 million                      0.125%
   Over $1 billion                        0.100%

BOOKKEEPING FEE:

     The Advisor is responsible for providing pricing and bookkeeping services to the Portfolio and the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.
     Under its pricing and bookkeeping agreement with the Portfolio and the Fund, the Advisor receives from the Portfolio and the Fund an annual flat fee of $10,000 and $5,000, respectively, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE:

     Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.
     The Portfolio pays the Transfer Agent a monthly fee equal to $6,000 annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

     Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter.
     The Fund has adopted a 12b-1 plan (the "Plan") which requires it to pay the Distributor a monthly service fee on Class A, Class B and Class C net assets. The Plan also requires the payment of a monthly distribution fee to the Distributor on Class A, Class B and Class C shares only. The fee structure for the Plan is described in the Class A, Class B and Class C prospectus.

EXPENSE LIMITS:

     The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.10% annually of the Fund's average daily net assets.

OTHER:

     The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.
     The Portfolio has an agreement with its custodian bank under which $623 of custody fees were reduced by balance credits for the six months ended March 31, 2002. The Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such an agreement.

Note 3. Portfolio Information

INVESTMENT ACTIVITY:

      For the six months ended March 31, 2002, the Portfolio's purchases and sales of investments, other than short-term obligations, were $118,016,495 and $161,334,355, respectively.
     Unrealized appreciation (depreciation) at March 31, 2002 based on cost of investments for both financial statement and federal income tax purposes was:

Gross unrealized appreciation   $227,182,384
Gross unrealized depreciation   (104,513,430)
                                ------------
Net unrealized appreciation     $122,668,954
                                ------------

OTHER:

     The Portfolio may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Note 4. Line of Credit

     The Trust and SR&F Base Trust (collectively the "Trusts") participate in an unsecured line of credit agreement provided by the custodian bank. The line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trusts. The borrowings available to the Trusts from the line of credit are $200 million. Borrowings may be made to temporarily finance repurchase of Fund shares. Interest is charged to each Trust and, ultimately, the Fund based on its borrowings. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by the Fund based on the relative asset size of the Fund to the Trusts as a whole. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual Fund will have access to the entire line of credit at any particular time. During the six months ended March 31, 2002, the Fund had no borrowings under the agreement.

Note 5. Other Related Party Transactions

     For the six months ended March 31, 2002, the Portfolio used AlphaTrade, Inc., a wholly-owned subsidiary of Colonial Management Associates, Inc., an affiliate of the Advisor, as a broker. Total commissions paid to AlphaTrade, Inc. during the six months were $4,280.

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27

FINANCIAL HIGHLIGHTS




SR&F Growth Investor Portfolio


                                               (UNAUDITED)
                                                SIX MONTHS
                                                     ENDED               YEAR ENDED SEPTEMBER 30,               PERIOD ENDED
                                                 MARCH 31,     ----------------------------------------------  SEPTEMBER 30,
                                                      2002       2001          2000         1999         1998         1997 (a)
                                                 --------- ----------    ----------   ----------   ----------     ----------
Ratios to Average Net Assets:
Expenses (b) ...............................         0.59%(c)    0.58%        0.57%        0.59%        0.62%          0.63%(c)
Net investment income (b)...................         0.30%(c)    0.28%        0.06%        0.25%        0.42%          0.54%(c)
Portfolio turnover rate.....................           13%(d)      23%          72%          45%          45%            38%


(a) From commencement of operations on February 3, 1997.
(b) The benefits derived from custody credits, if applicable, had no impact.
(c) Annualized.
(d) Not annualized.



Stein Roe Growth Investor Fund
Selected data for a share outstanding throughout each period is as follows:
                                                                    (UNAUDITED)
                                                                     SIX MONTHS
                                                                          ENDED           YEARS ENDED SEPTEMBER 30,
                                                                      MARCH 31,    -----------------------------------
CLASS S SHARES:                                                            2002         2001         2000         1999 (a)
                                                                      ---------    ---------    ---------    ---------
Net Asset Value, Beginning of Period...........................       $    7.37    $   12.23    $    9.45    $   10.00
                                                                      ---------    ---------    ---------    ---------
Income From Investment Operations:
Net investment loss (b)........................................           (0.01)       (0.02)       (0.05)       (0.02)
Net realized and unrealized gain(loss) on investments..........            1.06        (4.84)        2.83        (0.53)
                                                                      ---------    ---------    ---------    ---------
   Total from Investment Operations............................            1.05        (4.86)        2.78        (0.55)
                                                                      ---------    ---------    ---------    ---------
Net Asset Value, End of Period.................................       $    8.42    $    7.37    $   12.23    $    9.45
                                                                      ---------    ---------    ---------    ---------
Total return (c)...............................................          14.25%(d)  (39.74)%       29.42%(c)   (5.50)%(d)
                                                                      ---------    ---------    ---------    ---------
Ratios to Average Net Assets:
Expenses.......................................................           1.10%(e)     1.09%        1.08%        1.10%(e)
Net investment loss............................................         (0.22)%(e)   (0.24)%      (0.51)%      (0.34)%(e)
Waiver/reimbursement...........................................           0.32%(e)     0.49%        0.74%        1.24%(e)
Net assets, end of period (000's)..............................        $ 12,858    $  11,836    $  19,990    $  11,329

(a) From commencement of operations on March 31, 1999.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) Not annualized.
(e) Annualized.



28-29 [SPREAD]
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31

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32

TRANSFER AGENT


IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Stein Roe Growth Investor Fund is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081

PLEASE MAKE A NOTE OF OUR NEW MAILING ADDRESS, EFFECTIVE IMMEDIATELY.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-338-2550 and additional reports will be sent to you.


Semiannual Report:
Stein Roe Growth Investor Fund

[LOGO: STEIN ROE MUTUAL FUNDS]
ONE FINANCIAL CENTER
BOSTON, MA 02111-2621
800-338-2550



                                                        S38-03/365J-0302 (05/02)
                                                                          02/753